Average Annual Total Returns			12 Months Ended	60 Months Ended	100 Months Ended
		May 11, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Truth Social America First ETF
Prospectus [Line Items]
Average Annual Return, Percent			10.21%	13.05%	10.84%
Performance Inception Date		Sep. 06, 2017
Truth Social America First ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.80%	12.71%	10.42%
Truth Social America First ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.34%	10.42%	8.77%
Point Bridge America First Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		11.03%	13.91%	11.68%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.95%

[1]	Effective with the commencement of operations of the Fund, the Index’s name changed from the Point Bridge America First Index to the Truth Social America First Index. Effective June 17, 2022, the Index’s name changed from the Point Bridge GOP Stock Tracker Index to the Point Bridge America First Index, and the Index changed its methodology to remove a specific presidential campaign contribution screen and add a screen to eliminate companies that do not have U.S. assets greater than or equal to 50% of total assets.